Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2019
Financial Instruments And Risk Management
Disclosure of Detailed Information about Financial Instruments
	As at March 31
	2019	2018
	(in thousands)
Debt (net of debt issuance cost of $691 (2018: $1,210))	$280,828	$276,946
Cash and cash equivalents(*)	135,783	87,762
Net debt	145,045	189,184
Equity	656,985	1,003,417
Net debt to equity ratio	22.1%	18.9%

(*) includes $46,666 (2018: Nil) of restricted deposits.

Disclosure of Financial Assets and Financial Liabilities
	2019	2018
	(in thousands)
Financial assets
Available-for-sale investments	$3,692	$27,257
Other financial assets (1)	351,479	340,994
	$355,171	$368,251
Financial liabilities at amortized cost
Trade payables and acceptances excluding value added tax and other tax payables	$81,208	$70,927
Borrowings	212,479	190,936
Financial Liabilities at fair value through profit or loss
Derivatives at fair value through profit or loss - held for trading	620	—
Senior convertible Notes at fair value through profit or loss	68,349	86,010
	$362,656	$347,873

(1) Other financial assets include loans and receivables, excluding prepaid charges and statutory receivables, and includes cash and cash equivalents and restricted deposits held with banks.

Disclosure of Foreign Currency Risk Exposure
		Net Balance
	USD	GBP	Other
		(in thousands)
As at March 31, 2019	(6,117)	(61,927)	(2,317)
As at March 31, 2018	(4,350)	(56,080)	1,081

Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in thousands)
As at March 31, 2019
Borrowing principal payments(1)(2)	$281,519	$209,180	$72,339	$—	$—
Borrowing interest payments	29,016	21,820	7,196	—	—
Derivative financial instruments	620	620	—	—	—
Acceptances	8,366	8,366	—	—	—
Trade and other payables	83,487	83,487	—	—	—

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in thousands)
As at March 31, 2018
Borrowing principal payments(1)	$278,156	$152,330	$50,650	$75,176	$—
Borrowing interest payments	48,750	26,024	15,319	7,407	—
Derivative financial instruments	—	—	—	—	—
Acceptances	8,898	8,898	—	—	—
Trade and other payables	72,142	72,142	—	—	—

(1)   Excludes cumulative effect of unamortized costs.

(2)   Includes senior convertible bonds, which are payable in cash at the option of the issuer.

Disclosure of Currency, Maturity and Nature of Interest Rate of Borrowings
	As at March 31
	2019	%	2018	%
	(in thousands, except percentages)
Currency
U.S. Dollar	$148,201	52.6%	$107,236	38.6%
Great British Pounds Sterling	65,215	23.2%	70,055	25.2%
Indian Rupees	68,103	24.2%	100,865	36.2%
Total	$281,519	100.0%	$278,156	100.0%

Maturity
Due before one year	$209,180	74.3%	$152,330	54.8%
Due between one and three years	72,339	25.7%	50,650	18.2%
Due between four and five years	—	—	75,176	27.0%
Due after five years	—	—	—	—
	$281,519	100.0%	$278,156	100.0%
Nature of rates
Fixed interest rate	$205,156	72.9%	$177,742	63.9%
Floating rate	76,363	27.1%	100,414	36.1%
Total	$281,519	100.0%	$278,156	100.0%

Disclosure of Fair Value Measurements of Assets and Liabilities
		As at March 31, 2019
		(in thousands)
Description of type of financial assets	Gross amount of recognized financial assets	Gross amount of recognized financial liabilities offset in the statement of financial position	Net amounts financial assets presented in the statement of financial position
Derivative assets	—	—	—
Trade and other receivables	125,229	—	125,229
Investments at FVTPL	1,042	—	1,042
Investments at FVTOCI	2,650	—	2,650
Total	128,921	—	128,921

Description of type of financial liabilities	Gross amount of recognized financial liabilities	Gross amount of recognized financial assets offset in the statement of financial position	Net amounts financial liabilities presented in the statement of financial position
Derivative liabilities	620	—	620
Borrowings at fair value	68,349	—	68,349
Total	68,969	—	68,969

		As at March 31, 2018
		(in thousands)
Description of type of financial assets	Gross amount of recognised financial assets	Gross amount of recognised financial liabilities offset in the statement of financial position	Net amounts financial assets presented in the statement of financial position
Derivative assets	282	—	282
Total	282	—	282

Description of type of financial liabilities	Gross amount of recognized financial liabilities	Gross amount of recognized financial assets offset in the statement of financial position	Net amounts financial liabilities presented in the statement of financial position
Derivative liabilities	—	—	—
Borrowings at fair value	86,010	—	86,010
Total	86,010	—	86,010

Disclosure of Offsetting of Financial Assets and Financial Liabilities
	As at March 31, 2019
	(in thousands)
	Average contract rate	Notional principal amount	Fair value of derivative instrument 2019	Fair value of derivative instrument 2018
Cross currency swap	6.4%	10,040	(620)	282
Total			$(620)	$282